Other long-term debt	12 Months Ended
Dec. 31, 2023
Other long-term debt.
Other long-term debt

11.         Other long-term debt

As of December 31, 2022 and 2023, other long-term debt analyzed by final installment maturity dates consisted of the following:

	December 31,	December 31,
	2022	2023
	US$	US$
Senior notes
June 2022 Senior notes due on June 29, 2022 at 12.00% per annum	79,646,560	72,641,789
September 2023 Senior notes due on September 17, 2023 at 14.50% per annum	249,723,695	150,030,000
October 2023 notes due on October 15, 2023 at 14.20% per annum	131,475,779	17,118,420
January 2024 notes due on January 25, 2024 at 14.00% per annum	260,540,750	153,182,000
September 2027 Senior notes due on September 30, 2027 at 3% per annum	—	232,091,202

Corporate bonds
Due November 13, 2025 at 8.35% per annum	25,257,603	24,836,447
Due January 7, 2026 at 8.35% per annum	14,049,622	13,815,353

Loan from Ping An Trust Co., Ltd
Due May 31. 2023 at 12.80% per annum	20,898,544	—

Loan from China Huarong Asset Management Co., Ltd
Due April 20, 2026 at 12.50% per annum (Due April 20, 2024 at 12.00% per annum before debt extension)	32,880,567	32,332,303
Due November 27, 2023 at 12.50% per annum	19,093,702	18,775,326

Loan from Chang An International Trust Co., Ltd
Due September 15, 2026 at 4.75% per annum (Due December 24, 2023 at 9.00% per annum before debt extension)	155,069,925	134,850,420

Loan from Min Sheng Finance Lease Co., Ltd
Due June 19, 2023 at 6.52% per annum	4,842,975	—

Loan from Tianjin Huaxin Funian Leasing Co., Ltd
Due April 6, 2025 at 8.90% per annum	—	8,034,949

Loan from Daye Trust Co., Ltd
Due August 31, 2022 at 11.50% per annum	86,149,958	84,713,457
Due October 16, 2022 at 14.50% per annum	28,716,653	28,237,819

Loan from Hubei Tian Qian Asset Management Co., Ltd
Due November 15, 2023 at 12.00% per annum	22,973,322	12,707,019

Loan from Qingdao Xifa Commercial Factoring Co., Ltd
Due June 20,2024 at 9.00% per annum (Due June 20,2023 at 9.00% per annum before debt extension)	43,074,979	44,011,465

Loan from Qingdao Haifa Finance Leasing Co., Ltd
Due January 26,2025 at 13.00% per annum (Due January 24,2024 at 9.00% per annum before debt extension)	1,952,732	1,073,037

Loan from Qingdao West Coast Small Loan Co., Ltd
Due January 26,2025 at 13.00% per annum (Due January 24,2024 at 13.00% per annum before debt extension)	4,307,498	4,235,673

Loan from Qingdao Rongfu Huijin Asset Management Co., Ltd
Due May 20,2024 at 9.00% per annum	35,895,816	35,297,274

Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company
Due February 5,2026 at 2.80% to 3.00% per annum	7,753,496	15,389,611

Loan from China Development Bank Henan Branch
Due February 7,2026 at 2.80% to 3.00% per annum	85,575,625	101,839,225

Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd
Due August 31,2025 at 2.80% to 3.20% per annum	143,583	10,045,890

Loan from Ares Management
Due January 21, 2024 at Mortgage: 6.5%+Term SOFR, Mezz: 18.7%+Term SOFR per annum	82,144,392	76,685,804

Loan from Kriss Capital LLC
Due April 4, 2024 at 7.25%+Term SOFR per annum (Due April 4, 2023 at 7.25%+Term SOFR per annum before debt extension)	36,137,739	19,085,161

Loan from Mezzanine Loan
Due April 4, 2024 at 9.5%+Term SOFR per annum (Due October 4, 2023 at 9.5%+Term SOFR per annum before debt extension)	5,500,000	5,500,000

Loan from Mezzanine Loan
Due April 4, 2024 at 9.5%+Term SOFR per annum (Due October 4, 2023 at 9.5%+Term SOFR per annum before debt extension)	34,425,000	34,425,000

Total principal of other long-term debt	1,468,230,517	1,330,848,464
Less: current portion of other long-term debt	(1,209,149,107)	(854,814,983)
Total other long-term debt	259,081,410	476,033,481

The June 2022, September 2023, October 2023 and January 2024 Senior Secured Notes are senior secured pari passu obligations of the Company.

As of December 31, 2023, the contractual maturities of these debts are as follows:

Year	Amount
US$
2024	854,814,983
2025	146,288,126
2026	97,654,153
2027	232,091,202
2028 and thereafter	—
Less: current portion of other long-term debt	(854,814,983)
Total: Other long-term debt	476,033,481

The Company did not made payments in full for June 2022 Senior Secured Notes of RMB545.3 million at maturity on June 29, 2022. The default in repayment triggered the default term of other senior notes. The carrying amount of senior notes still in default was US$393.0 million as at December 31, 2023.

As of December 31, 2023, US$802,180,290 of the Group’s other long-term debt was denominated in RMB and mainly secured by the Group’s real estate properties under development with net book value of US$340,187,890 (2022: US$336,107,945), land use rights with net book value of US$131,931,734 (2022: US$145,339,253), real estate properties held for lease with net book value of US$107,905,636 (2022: US$107,905,636), real estate properties development completed with net book value of US$63,709,985 (2022: US$54,777,898), and property and equipment with net book value of US$11,403,753 (2022: US$14,060,566). As of December 31, 2023, US$528,668,174 of the Group’s other long-term debt, mainly consisted of the Senior Secured Notes, was denominated in U.S. dollar.

June 2022 Senior Secured Notes

On July 3, 2020 and August 6, 2020, the Company issued an aggregate principal amount of RMB514.5 million (US$75 million) of the June 2022 Senior Secured Notes. The June 2022 Senior Secured Notes bear interest at 12.00% per annum payable semi-annually. Interest will be payable on December 29 and June 29 of each year, commencing December 29, 2020. The June 2022 Senior Secured Notes have a two-year term maturing on June 29, 2022.

The effective interest rate of June 2022 Senior Secured Notes is 15.69%.

The June 2022 Senior Secured Notes were issued pursuant to an indenture, dated June 29, 2020, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “June 2022 Indenture”). The Company’s obligations under the June 2022 Indenture and the June 2022 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the June 2022 Indenture. The Company’s obligations under the June 2022 Indenture and the June 2022 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to June 29, 2022, the Company may at its option redeem the June 2022 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2022 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any June 2022 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such June 2022 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such June 2022 Senior Secured Note, plus all required remaining scheduled interest payments due on such June 2022 Senior Secured Note through the maturity date of the June 2022 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2022 Indenture) plus 100 basis points, over (B) the principal amount of such June 2022 Senior Secured Note on such redemption date.

At any time prior to June 29, 2022, the Company may redeem up to 35% of the aggregate principal amount of the June 2022 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 112% of the principal amount of the June 2022 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2022 Senior Secured Notes issued on June 29, 2020 remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2022 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2022 Senior Secured Notes.

The June 2022 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the June 2022 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the June 2022 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the June 2022 Indenture) of 2.0 to 1.0.

September 2023 Senior Secured Notes

On September 17, 2020, the Company issued an aggregate principal amount of US$300 million of the September 2023 Senior Secured Notes. The September 2023 Senior Secured Notes bear interest at 14.50% per annum payable semi-annually. Interest will be payable on March 17 and September 17 of each year, commencing March 17, 2021. The September 2023 Senior Secured Notes have a three-year term maturing on September 17, 2023.

The effective interest rate of September 2023 Senior Secured Notes is 15.69%.

The September 2023 Senior Secured Notes were issued pursuant to an indenture, dated September 17, 2020, between the Company, the Subsidiary Guarantors and Citicorp International Limited, as trustee and collateral agent (the “September 2023 Indenture”). The Company’s obligations under the September 2023 Indenture and the September 2023 Senior Secured Notes have been guaranteed by the Subsidiary Guarantors and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the September 2023 Indenture. The Company’s obligations under the September 2023 Indenture and the September 2023 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to September 17, 2023, the Company may at its option redeem the September 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the September 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any September 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such September 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such September 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such September 2023 Senior Secured Note through the maturity date of the September 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the September 2023 Indenture) plus 100 basis points, over (B) the principal amount of such September 2023 Senior Secured Note on such redemption date.

At any time prior to September 17, 2023, the Company may redeem up to 35% of the aggregate principal amount of the September 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the September 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the September 2023 Senior Secured Notes issued on September 17, 2020 remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the September 2023 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the September 2023 Senior Secured Notes.

The September 2023 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the September 2023 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the September 2023 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the September 2023 Indenture) of 2.0 to 1.0.

From January 1, 2020 to December 31, 2020, the Company redeemed the September 2023 Senior Secured Notes for a total principal amount of US$1 million. The Company recognized loss on extinguishment of debt amounting to US$7,334, consisting of the loss from the difference between repurchase price and principal amount of the debt amounting to US$7,334.

From January 1, 2021 to December 31, 2021, the Company redeemed the September 2023 Senior Secured Notes for a total principal amount of US$41.2 million.

From January 1, 2022 to December 31, 2022, the Company redeemed the September 2023 Senior Secured Notes for a total principal amount of US$3.5 million.

January 2024 Senior Secured Notes

On January 25, 2021 and February 9, 2021, the Company issued a collective aggregate principal amount of US$270 million of the January 2024 Senior Secured Notes. The January 2024 Senior Secured Notes bear interest at 14.0% per annum payable semi-annually. Interest will be payable on July 25 and January 25 of each year, commencing July 25, 2021. The January 2024 Senior Secured Notes have a three-year term maturing on January 25, 2024.

The effective interest rate of January 2024 Senior Secured Notes is 14.49%.

The January 2024 Senior Secured Notes were issued pursuant to an indenture, dated January 25, 2021, between the Company, the Subsidiary Guarantors and Citicorp International Limited, as trustee and collateral agent (the “January 2024 Indenture”). The Company’s obligations under the January 2024 Indenture and the January 2024 Senior Secured Notes have been guaranteed by the Subsidiary Guarantors and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the January 2024 Indenture. The Company’s obligations under the January 2024 Indenture and the January 2024 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to January 25, 2024, the Company may at its option redeem the January 2024 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the January 2024 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any January 2024 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such January 2024 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such January 2024 Senior Secured Note, plus all required remaining scheduled interest payments due on such January 2024 Senior Secured Note through the maturity date of the January 2024 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the January 2024 Indenture) plus 100 basis points, over (B) the principal amount of such January 2024 Senior Secured Note on such redemption date.

At any time prior to January 25, 2024, the Company may redeem up to 35% of the aggregate principal amount of the January 2024 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114% of the principal amount of the January 2024 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the January 2024 Senior Secured Notes issued on January 25, 2021, remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the January 2024 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the January 2024 Senior Secured Notes.

The January 2024 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the January 2024 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the January 2024 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the January 2024 Indenture) of 2.0 to 1.0.

From January 1, 2021 to December 31, 2021, the Company redeemed the January 2024 Senior Secured Notes for a total principal amount of US$5.5 million.

From January 1, 2022 to December 31, 2022, the Company redeemed the January 2024 Senior Secured Notes for a total principal amount of US$4.82 million.

In March 2023, the Company redeemed the January 2024 Senior Secured Notes for a total principal amount of US$3.9 million.

October 2023 Senior Secured Notes

On October 15, 2021, eligible holders of certain notes issued by the Company in 2019 in the aggregate principal amount of US$207.68 million exchanged their notes and the Company delivered the October 2023 Senior Secured Notes in the aggregate principal amount of US$205.4 million due on October 15, 2023 and US$19.1 million in cash consideration in full satisfaction of the exchange consideration to those eligible holders. The October 2023 Senior Secured Notes bear interest at 14.2% per annum payable semi-annually. Interest will be payable on April 15 and October 15 of each year, commencing April 15, 2022. The October 2023 Senior Secured Notes have a two-year term maturing on October 15, 2023.

The effective interest rate of October 2023 Senior Secured Notes is 16.65%.

The October 2023 Senior Secured Notes were issued pursuant to an indenture, dated October 15, 2021, between the Company, the Subsidiary Guarantors and Citicorp International Limited, as trustee and collateral agent (the “October 2023 Indenture”). The Company’s obligations under the October 2023 Indenture and the October 2023 Senior Secured Notes have been guaranteed by the Subsidiary Guarantors and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the October 2023 Indenture. The Company’s obligations under the October 2023 Indenture and the October 2023 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to October 15, 2023, the Company may at its option redeem the October 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any October 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such October 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such October 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such October 2023 Senior Secured Note through the maturity date of the October 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the October 2023 Indenture) plus 100 basis points, over (B) the principal amount of such October 2023 Senior Secured Note on such redemption date.

At any time prior to October 15, 2023, the Company may redeem up to 35% of the aggregate principal amount of the October 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the October 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the October 2023 Senior Secured Notes issued on October 15, 2021, remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the October 2023 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the October 2023 Senior Secured Notes.

The October 2023 Indenture contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the October 2023 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the October 2023 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the October 2023 Indenture) of 2.0 to 1.0.

From January 1, 2021 to December 31, 2021, the Company redeemed the October 2023 Senior Secured Notes for a total principal amount of US$66.1 million.

From January 1, 2022 to December 31, 2022, the Company redeemed the October 2023 Senior Secured Notes for a total principal amount of US$2.5 million.

September 2027 Senior Secured Notes

On August 18, 2023, eligible holders of the September 2023 Senior Secured Notes, the October 2023 Senior Secured Notes and the January 2024 Senior Secured Notes in the aggregate principal amount of US$307.36 million exchanged their notes and the Company delivered the September 2027 Senior Secured Notes in the aggregate principal amount of US$331.30 million due on September 30, 2027 and US$1.54 million in cash consideration in full satisfaction of the exchange consideration to those eligible holders. The September 2027 Senior Secured Notes bear interest at 3% per annum payable semi-annually in the form of cash and/or payment-in-kind subject to the election of the Company. Interest will be payable on March 30 and September 30 of each year, commencing September 30, 2023. The September 2027 Senior Secured Notes have a five-year term maturing on September 30, 2027.

The September 2027 Senior Secured Notes were issued pursuant to an indenture, dated August 18, 2023, between the Company, the Subsidiary Guarantors and Citicorp International Limited, as trustee and collateral agent (the “September 2027 Indenture”). The Company’s obligations under the September 2027 Indenture and the September 2027 Senior Secured Notes have been guaranteed by the Subsidiary Guarantors and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the September 2027 Indenture. The Company’s obligations under the September 2027 Indenture and the September 2027 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to September 30, 2027, the Company may at its option redeem the September 2027 Senior Secured Notes, in whole or in part, at a redemption price equal to or no less than 100.0% of the principal amount of the September 2027 Senior Secured Notes plus the accrued and unpaid interest, if any, to (but not including) the redemption date.

Unless previously redeemed in full prior to each Mandatory Redemption Date (as defined below), the September 2027 Senior Secured Notes shall be redeemed by the Company in accordance with the redemption schedule described below, at the redemption price of 100% of the outstanding principal amount of the September 2027 Senior Secured Notes to be redeemed, plus accrued and unpaid interest on such September 2027 Senior Secured Notes up to but excluding the relevant Mandatory Redemption Date:

Mandatory Redemption Date	Required Redemption Portion
September 30, 2025	5% of the then aggregate outstanding principal amount of the September 2027 Senior Secured Notes
September 30, 2026	5% of the then aggregate outstanding principal amount of the September 2027 Senior Secured Notes

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the September 2027 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the September 2027 Senior Secured Notes.

The September 2027 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the September 2027 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the September 2027 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the September 2027 Indenture) of 2.0 to 1.0.

From January 1, 2023 to December 31, 2023, the Company redeemed the September 2027 Senior Secured Notes for a total principal amount of US$3,450.0 million.

Onshore Corporate Bonds

On April 1, 2019, Xinyuan (China) Real Estate, Ltd. issued another new tranche of the onshore corporate bonds with an aggregate principal amount of RMB980 million (US$146 million) due on April 1, 2024 (the “2019 First Tranche Bonds”) at a coupon rate of 8.4% per annum payable annually. Interest is payable on April 1 of each year, commencing April 1, 2020.

From April 1, 2019 to June 21, 2019, the Company redeemed the 2019 First Tranche Bonds for a total principal amount of RMB637 million (US$91 million). The Company recognized loss on extinguishment of debt amounting to US$3,977,493 in 2019, consisting of both the debt redemption price amounting to US$3,494,668 and unamortized deferred debt issuance costs amounting to US$482,825.

From February 15, 2020 to November 30, 2020, the Company redeemed the remaining amount of the 2019 First Tranche Bonds for a total principal amount of RMB343 million (US$49 million). The Company recognized loss on extinguishment of debt amounting to US$423,011, consisting of both the debt redemption price amounting to US$72,640 and unamortized deferred debt issuance costs amounting to US$350,371.

On November 12, 2020, Xinyuan (China) Real Estate, Ltd. issued a new tranche of the onshore corporate bonds with an aggregate principal amount of RMB900 million (US$130 million) due on November 13, 2025 (the “2020 Tranche”) at a coupon rate of 8.35% per annum payable annually. Interest is payable on November 13 of each year, commencing November 13, 2020.

On November 30,2020, the Company redeemed the 2020 Tranche for a total principal amount of RMB646 million (US$94 million). The Company recognized loss on extinguishment of debt amounting to US$261,320, consisting of both the debt redemption price amounting to US$492 and unamortized deferred debt issuance costs amounting to US$260,828.

From January 1, 2021 to December 31, 2021, the Company redeemed the 2020 Tranche for a total principal amount of RMB77.1 million (US$12 million).

From January 1, 2022 to December 31, 2023, the Company did not made redemption for the 2020 Tranche.

On January 7, 2021, Xinyuan (China) Real Estate, Ltd. issued a new tranche of the onshore corporate bonds with an aggregate principal amount of RMB500 million (US$78 million) due on January 7, 2026 (the “2021 Tranche”) at a coupon rate of 8.35% per annum payable annually. Interest is payable on January 7 of each year, commencing January 7, 2021.

From January 1, 2021 to December 31, 2021, the Company redeemed the 2021 Tranche for a total principal amount of RMB402.2 million (US$62 million).

From January 1, 2022 to December 31, 2023, the Company did not make redemption for the 2021 Tranche.

The net gain on debt extinguishment arose from debts restructuring which resulted in extinguishment accounting amounting to U$nil, U$9,620,914 and U$169,932,886 for 2021, 2022 and 2023 respectively.

Gain on modification of debt amounting to U$26,372,965 in financial year 2023 arose from modification of debt terms.